Trade and other receivables - Age of receivables, impaired and not impaired (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Trade and other receivables
Trade receivables	$ 409,898	$ 406,640	$ 489,527
Cost
Trade and other receivables
Trade receivables	412,053	407,975	491,018
Cost | Within 30 days
Trade and other receivables
Trade receivables	219,813	148,131	274,087
Cost | 31-60 days
Trade and other receivables
Trade receivables	141,852	187,623	179,453
Cost | Over 60 days
Trade and other receivables
Trade receivables	$ 50,388	$ 72,221	$ 37,478